Nature of Operations	6 Months Ended
Jun. 30, 2024
Nature of Operations [Abstract]
Nature of Operations
Note 1 - Nature of Operations

Camtek Ltd. (“Camtek” or the “Company”), an Israeli corporation, is jointly controlled 21.2% by Priortech Ltd., an Israeli corporation listed on the Tel-Aviv Stock Exchange and 17.3% by Chroma Ate Inc., a Taiwanese company (“Chroma”). Camtek provides automated and technologically advanced solutions dedicated to enhancing production processes, increasing product yield and reliability, and enabling and supporting customers’ latest technologies in the semiconductor fabrication industry.